Inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventories
Finished commercial product available for sale	$ 1,744	$ 2,453
Finished retail pharmacy product available for sale	886	396
Unfinished product and packaging materials	312	433
Current inventories	$ 2,942	$ 3,282